Capital Structure - Additional Information (Details)	Sep. 30, 2017 $ / shares shares	Apr. 27, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Oct. 20, 2015 class_of_stock
Class of Stock [Line Items]
Number of classes of stock authorized | class_of_stock				2
Capital stock, shares authorized	205,000,000
Common stock, shares authorized	200,000,000		200,000,000
Preferred stock, shares authorized	5,000,000		5,000,000
Common stock, par value (usd per share) | $ / shares	$ 0.001		$ 0.001
Preferred stock, par value (usd per share) | $ / shares	$ 0.001		$ 0.001
Securities Purchase Agreement
Class of Stock [Line Items]
Conversion price (usd per share) | $ / shares		$ 0.35
Securities Purchase Agreement | Preferred Stock | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized		4,179
Preferred stock, par value (usd per share) | $ / shares		$ 1,000
Securities Purchase Agreement | Common stock
Class of Stock [Line Items]
Convertible preferred stock, common shares authorized		11,940,000